UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jack W. Murphy, Esq.
One New York Plaza	Dechert LLP
New York, New York 10004	1775 I Street, NW
Washington, D.C. 20006

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	April 30, 2008
Structured International Equity Funds
Structured Emerging Markets Equity Structured International Small Cap Equity

Goldman Sachs Structured International
Equity Funds

■	STRUCTURED EMERGING MARKETS EQUITY

■	STRUCTURED INTERNATIONAL SMALL CAP
TABLE OF CONTENTS

Principal Investment Strategies and Risks	1
Investment Process	2
Letters to Shareholders and Performance Summaries	3
Schedules of Investments	10
Financial Statements	26
Notes to the Financial Statements	29
Financial Highlights	40
Other Information	44

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Principal Investment Strategies and Risks

This is not a complete list of risks that may affect the Funds. For additional information concerning the risks applicable to the Funds, please see the Funds’ Prospectuses.

The Goldman Sachs Structured Emerging Markets Equity Fund invests primarily in a diversified portfolio of equity investments in emerging country issuers. The Fund’s investments are subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Emerging markets securities are volatile, less liquid and are subject to substantial currency fluctuations and sudden economic and political developments. The securities markets of emerging countries have less government regulation and are subject to less extensive accounting and financial reporting requirements than the markets of more developed countries. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.

The Goldman Sachs Structured International Small Cap Fund invests primarily in a broadly diversified portfolio of equity investments in small cap non-U.S. issuers. The Fund’s investments are subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Stocks of small cap companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Foreign and emerging market securities may be more volatile than investments in U.S. securities and will be subject to the risks of currency fluctuations and sudden economic or political developments. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Goldman Sachs’ Structured International Equity Investment Process

■ Comprehensive — We forecast returns on approximately 10,000 stocks, 25 countries and 9 currencies on a daily basis.

■  Rigorous — We evaluate stocks, countries and currencies based on fundamental investment criteria that have outperformed historically.

■  Objective — We believe our stock and equity market selection process is free from emotion that may lead to biased investment decisions.

■  Our computer optimization process allocates risk to our best investment ideas and constructs funds that strive to neutralize systematic risks and deliver better returns.

■  We use unique, proprietary risk models that are designed to be more precise, more focused and faster to respond because they seek to identify, track and manage risk specific to our process, using daily data.

Fully invested, well-diversified international portfolio that seeks to:

■  Blend top-down market views with bottom-up stock selection.

■  Maintain style, sector, risk and capitalization characteristics similar to the benchmark.

■ Achieve excess returns by taking intentional country bets and many small diversified stock positions.

PORTFOLIO RESULTS
Structured Emerging Markets Equity Fund
Dear Shareholder:
This report provides an overview of the performance of the Goldman Sachs Structured Emerging Markets Equity Fund for the six-month reporting period that ended April 30, 2008. The Fund commenced operations on October 5, 2007.
  Performance Review

Over the six-month period that ended April 30, 2008, the Fund’s Class A, C and Institutional Shares generated cumulative total returns, without sales charges, of -13.52%, -13.86%, and -13.37%, respectively. In this period of very challenging global market performance these returns compare to a cumulative total return of -10.00% on the Fund’s benchmark, the Morgan Stanley Capital International (“MSCI”) Provisional Emerging Markets Index (net of dividend withholding taxes), over the same time period.
  Portfolio Positioning and Highlights

The Fund incorporates two distinct strategies — a bottom-up stock selection strategy and a top-down country selection strategy utilizing quantitative based models. The proprietary stock selection and country selection models used in the process focus on investment criteria that have demonstrated strong predictability of future returns over long periods of time. Within the stock selection strategy, we seek out stocks that are relatively cheap with good momentum. We also look for names about which fundamental research analysts are becoming more positive and for companies that are profitable and have sustainable earnings. At the same time, utilizing our country/currency selection models, we tilt on country equity markets that also appear cheap with good momentum. We also look for countries that are associated with high risk premiums, favorable macro economic environments and strong fund flows. Both strategies have shown low correlation over time, which enables us to greater diversify the Fund.

Over the six-month reporting period, returns to our six investment themes were mixed. Analyst Sentiment detracted the most from relative returns. On the upside, Momentum was the strongest performing theme.

Among sectors, our stock picks were weakest in Materials and strongest in Energy. Among countries, stock selection was weakest in Taiwan and strongest in Brazil.

In terms of country selection, an overweight in Turkey detracted the most from relative performance. Our most successful position was an overweight in Thailand.

As always, we take a long-term view of market patterns and look for inefficiencies that offer opportunities for our shareholders. We continue to invest based on a long-term time horizon and to look for ways to enhance our quantitative model through our on-going research effort. In the months ahead, we believe that cheaper stocks, countries and currencies should outpace more expensive ones and those with good momentum should do better than those with poor momentum. We also prefer countries and currencies that exhibit strong economic growth, countries with favorable risk/return tradeoffs, and currencies that are associated with positive expected fund flows. Investors should expect the value we add over time to be the result of stock and country selection, as opposed to sector or size allocations.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Quantitative Investment Strategies Team

New York, May 22, 2008

FUND BASICS
Structured Emerging Markets Equity Fund
as of April 30, 2008
PERFORMANCE REVIEW

	Fund Total Return	MSCI Provisional
November 1, 2007–April 30, 2008	(based on NAV)[1]	Emerging Markets Index[2]

Class A	-13.52%	-10.00%
Class C	-13.86	-10.00
Institutional	-13.37	-10.00

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Fund’s benchmark through June 30, 2008 was the MSCI Provisional Emerging Markets Index. The MSCI Provisional Emerging Markets Index was constructed using MSCI’s enhanced GIMI methodology and was intended to serve as a transition index until MSCI’s enhanced GIMI methodology could be fully implemented with respect to the MSCI Emerging Markets Index. Effective June 30, 2008, implementation of the GIMI methodology was completed, and the Fund’s benchmark is the MSCI Emerging Markets Index. The MSCI Provisional Emerging Markets Index will be discontinued. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of June 2008, the MSCI Emerging Markets Index consisted of the following 25 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[3]

For the period ended 3/31/08	Since Inception	Inception Date

Class A	-17.59%	10/05/07
Class C	-14.02	10/05/07
Institutional	-12.64	10/05/07

[3]	The Standardized Average Annual Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns. The Fund will charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. Performance figures do not reflect the deduction of the redemption fee. If reflected, the redemption fee would reduce the performance quoted.
The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS
EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.45%	2.00%
Class C	2.20	2.75
Institutional	1.05	1.60

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.
TOP 10 HOLDINGS AS OF 4/30/08[5]

Holding	% of Net Assets	Line of Business

Samsung Electronics Co. Ltd.	1.7%	Semiconductors & Semiconductor Equipment
China Mobile Ltd.	1.4	Telecommunication Services
Petroleo Brasileiro SA ADR	1.2	Energy
MMC Norilsk Nickel ADR	1.0	Materials
Telekomunikacja Polska SA	1.0	Telecommunication Services
AU Optronics Corp.	1.0	Technology Hardware & Equipment
Bank of Communications Co. Ltd. Class H	1.0	Banks
Votorantim Celulose e Papel SA ADR	0.9	Materials
Banco Bradesco SA ADR	0.9	Banks
Fubon Financial Holding Co. Ltd.	0.9	Diversified Financials

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

PORTFOLIO RESULTS
Structured International Small Cap Fund
Dear Shareholder,
This report provides an overview of the performance of the Goldman Sachs Structured International Small Cap Fund for the six-month reporting period that ended April 30, 2008. The Fund commenced operations on October 5, 2007.
  Performance Review

Over the six-month period that ended April 30, 2008, the Fund’s Class A, C and Institutional Shares generated cumulative total returns, without sales charges, of -14.88%, -15.25% and -14.70%, respectively. These returns compare to a cumulative total return of -13.23% on the Fund’s benchmark, the Morgan Stanley Capital International (“MSCI”) Provisional Small Cap Europe, Australasia, Far East (“EAFE”) Index (net of dividend withholding taxes), over the same time period. It has continued to be a difficult market environment globally.

The Fund uses a model that is based on six investment themes — Valuation, Profitability, Earnings Quality, Management Impact, Momentum and Analyst Sentiment. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. Profitability assesses whether the company is earning more than its cost of capital. Earnings Quality evaluates whether the company’s earnings are coming from more persistent, cash-based sources, as opposed to accruals. Management Impact assesses the company’s management strategy and behavior. Momentum predicts drift in stock prices caused by under-reaction to company-specific information. Finally, the Analyst Sentiment theme looks at how Wall Street analyst’s views about a company’s earnings and prospects are changing over time.
  Portfolio Positioning and Highlights

The Fund’s performance was disappointing over the last six months, a period in which the market environment was challenging for quantitative strategies generally. We believe that we are still experiencing the continued effects of the “crowding” that characterized the previous 12 to 18 months. (Crowding is a phenomenon in which quantitative managers look for similar stock traits using similar investment themes.) Crowding came to a head in August 2007 as a result of the quant liquidity crunch in which many portfolio managers utilizing quantitative strategies tried to reduce their exposure to equities — the same stocks — simultaneously. The ensuing sell-off, which continued — albeit muted — into September and through the fourth quarter (particularly during November 2007) adversely affected our investment themes, resulting in underperformance by the Fund through the end of the year. Any news that increased market volatility seemed to have a disproportionately negative impact on the Fund and our quantitative factors during the reporting period. The impact of crowding abated somewhat among this universe of stocks as the year turned, and the Fund’s returns were higher than those of the benchmark earlier in the reporting period.

Our Analyst Sentiment investment theme detracted the most from the Fund’s relative performance, followed by Valuation and Management Impact. Stock selection was weakest in the Energy and Industrials sectors and strongest in the Consumer Discretionary sector for the period. Stock selection was weakest in the U.K. region and strongest in Denmark for the six month period.

PORTFOLIO RESULTS

Although the Fund has experienced underperformance in the last six months, we maintain a strong belief in an economically based, statistically proven, quantitatively driven process. To help us attempt to improve long-term returns, we have introduced a series of enhancements to our model, including the addition of new factors, modifications to existing factors, and the development of sector-specific factors. We regard many of the factors that we have implemented as more proprietary in nature and therefore less likely to become “crowded”. This should help us reduce our reliance on factors that have become more commonplace and allow us to migrate our models over time to unique return opportunities. In addition, we recently enhanced our trading methodology to allow for frequent rebalancing, which should help us incorporate relevant financial data into our models while continuing to keep transaction costs as low as possible. We believe that by rebalancing our portfolios on a more frequent basis, we may be able to achieve timely exposure to our investment themes and to better exploit shorter-lived information sources, thereby seeking to improve long-term results.

Quantitative investing has become extremely popular in recent times. To be successful in the future, we believe quantitative managers should be acutely aware of other managers, be nimble in terms of trading, and employ proprietary models. At Goldman Sachs, we believe that we have the resources, experience and expertise that are necessary to succeed in these challenging times. Our team and Goldman Sachs are committed to doing everything we can to seek better performance in the future. We thank you for your investment and will work to earn your continued confidence.

Goldman Sachs Quantitative Investment Strategies Team

New York, May 22, 2008

FUND BASICS
Structured International Small Cap Fund
as of April 30, 2008
PERFORMANCE REVIEW

	Fund Total Return	MSCI Provisional
November 1, 2007–April 30, 2008	(based on NAV)[1]	Small Cap EAFE Index[2]

Class A	-14.88%	-13.23%
Class C	-15.25	-13.23
Institutional	-14.70	-13.23

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charge.
[2]	The Fund’s benchmark through June 30, 2008 was the MSCI Provisional Small Cap EAFE Index. The MSCI Provisional Small Cap EAFE Index was constructed using MSCI’s enhanced GIMI methodology and was intended to serve as a transition index until MSCI’s enhanced GIMI methodology could be fully implemented with respect to the MSCI Small Cap EAFE Index. Effective June 30, 2008, implementation of the GIMI methodology was completed, and the Fund’s benchmark is the MSCI Small Cap EAFE Index. The MSCI Provisional Small Cap EAFE Index will be discontinued. The MSCI Small Cap EAFE Index is an unmanaged, market-weighted index of small companies in developed markets, excluding the U.S. and Canada. Its returns include net reinvested dividends but, unlike Fund returns, do not reflect the payment of sales commissions or other expenses incurred in the purchase or sale of the securities included in the Index.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[3]

For the period ended 3/31/08	Since Inception	Inception Date

Class A	-17.84%	9/28/07
Class C	-14.22	9/28/07
Institutional	-12.80	9/28/07

[3]	The Standardized Average Annual Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns. The Fund will charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. Performance figures do not reflect the deduction of the redemption fee. If reflected, the redemption fee would reduce the performance quoted.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS
EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.30%	1.54%
Class C	2.05	2.29
Institutional	0.90	1.14

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.
TOP 10 HOLDINGS AS OF 4/30/08[5]

Holding	% of Net Assets	Line of Business

Regus Group PLC	1.8%	Commercial Services & Supplies
Petrofac Ltd.	1.4	Energy
Cookson Group PLC	1.3	Capital Goods
ASM International NV	1.1	Semiconductors & Semiconductor Equipment
Tessenderlo Chemie NV	1.1	Materials
East Asiatic Co. Ltd. A/S	1.0	Food, Beverage & Tobacco
Deep Sea Supply PLC	1.0	Energy
UK Coal PLC	1.0	Energy
Baloise Holding AG (Registered)	1.0	Insurance
Hannover Rueckversicherung AG
(Registered)	0.9	Insurance

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Schedule of Investments
April 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – 91.7%

Brazil – 7.7%
111,600	Banco Bradesco SA ADR (Banks)	$2,519,928
2,000	Companhia de Saneamento Basico do Estado de Sao Paulo ADR (Utilities)	101,260
9,700	Companhia Vale do Rio Doce ADR (Materials)	379,076
32,100	Petroleo Brasileiro SA ADR (Energy)	3,897,582
50	Telemig Celular Participacoes SA ADR (Telecommunication Services)	3,451
530	Unibanco-Uniao de Bancos Brasileiros SA GDR (Banks)	77,067
83,100	Votorantim Celulose e Papel SA ADR (Materials)*	2,641,749

		9,620,113

China – 7.9%
100	Baidu.com ADR (Software & Services)*	36,560
1,894,000	Bank of Communications Co. Ltd. Class H (Banks)	2,734,038
248,000	China Communications Construction Co. Ltd. Class H (Capital Goods)	588,947
2,339,000	China Construction Bank Corp. Class H (Banks)	2,112,460
459,000	China Merchants Bank Co. Ltd. Class H (Banks)	1,916,325
2,236,000	China Telecom Corp. Ltd. Class H (Telecommunication Services)	1,497,715
48,000	Country Garden Holdings Co. (Real Estate)	40,909
282,000	PetroChina Co. Ltd. Class H (Energy)	423,734
296,000	PICC Property & Casualty Co. Ltd. Class H (Insurance)*	290,523
574,000	Shanghai Forte Land Co. Class H (Real Estate)	252,229

		9,893,440

Hong Kong – 9.9%
418,500	Beijing Enterprises Holdings Ltd. (Capital Goods)	1,723,857
95,000	BOC Hong Kong (Holdings) Ltd. (Banks)	245,165
12,000	China Everbright Ltd. (Diversified Financials)*	30,523
285,500	China Mobile Ltd. (Telecommunication Services)	4,912,718
1,580,000	China Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	529,997
156,000	China Resources Land Ltd. (Real Estate)	321,784
918,000	China Unicom Ltd. (Telecommunication Services)	1,991,911
257,000	Citic Pacific Ltd. (Capital Goods)	1,208,079
602,000	CNOOC Ltd. (Energy)	1,068,602
140,000	CNPC Hong Kong Ltd. (Energy)	67,300
532,000	Shenzhen Investment Ltd. (Real Estate)	290,030

		12,389,966

Hungary – 1.8%
3,103	Egis Gyogyszergyar Nyrt PLC (Pharmaceuticals, Biotechnology & Life Sciences)	343,704
24,105	Fotex PLC (Retailing)*	104,761
132,657	Magyar Telekom Telecommunications PLC (Telecommunication Services)	705,408
26,281	OTP Bank Nyrt (Banks)	1,120,706
166	Richter Gedeon Nyrt (Pharmaceuticals, Biotechnology & Life Sciences)	34,255

		2,308,834

India – 5.8%
107,803	Bharat Petroleum Corp. Ltd. (Energy)	1,089,793
115,913	Chennai Petroleum Corp. Ltd. (Energy)	1,034,202
200,955	Hindustan Petroleum Corp. Ltd. (Energy)	1,278,663
112,379	Indian Oil Corp. Ltd. (Energy)	1,281,443
94,636	Oil & Natural Gas Corp. Ltd. (Energy)	2,415,592
13,366	The Great Eastern Shipping Co. Ltd. (Energy)	146,680

		7,246,373

Malaysia – 0.9%
317,900	PPB Group Berhad (Food, Beverage & Tobacco)	1,082,169

Mexico – 4.2%
37,890	Cemex SAB de CV ADR (Materials)*	1,047,658
16,930	Coca-Cola Femsa SAB de CV ADR (Food, Beverage & Tobacco)	882,730
84,700	Controladora Comercial Mexicana SA de CV (Food & Staples Retailing)	238,222
1,970	Fomento Economico Mexicano SAB de CV ADR (Food, Beverage & Tobacco)	85,597
22,380	Grupo Aeroportuario del Pacifico SA de CV ADR (Transportation)	914,670
1,160	Grupo Aeroportuario del Sureste SAB de CV ADR (Transportation)	64,995

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

Mexico – (continued)
122,000	Grupo Carso SAB de CV Series A1 (Capital Goods)	$555,986
17,580	Grupo Elektra SA de CV (Retailing)	541,609
128,300	Grupo Mexico SAB de CV Series B (Materials)	935,760

		5,267,227

Philippines – 0.7%
48,400	First Gen Corp. (Utilities)	40,474
13,980	Globe Telecom, Inc. (Telecommunication Services)	449,085
118,800	Manila Electric Co. (Utilities)	226,628
31,220	SM Investments Corp. (Capital Goods)	183,798

		899,985

Poland – 2.4%
296,949	Telekomunikacja Polska SA (Telecommunication Services)	2,983,609

Russia – 4.8%
114,030	MMC Norilsk Nickel ADR (Materials)	3,101,616
27,840	NovaTek OAO GDR (Registered) (Energy)	2,107,488
14,951	OAO Gazprom ADR (Energy)	790,908

		6,000,012

South Africa – 8.6%
21,613	ABSA Group Ltd. (Banks)	269,930
13,642	ArcelorMittal South Africa Ltd. (Materials)	411,523
179,927	Aveng Ltd. (Capital Goods)	1,354,552
85,346	Exxaro Resources Ltd. (Materials)	1,403,033
82,340	Harmony Gold Mining Co. Ltd. ADR (Materials)*(a)	962,555
12,140	Impala Platinum Holdings Ltd. (Materials)	491,322
267,194	Metropolitan Holdings Ltd. (Insurance)	462,948
63,110	MTN Group Ltd. (Telecommunication Services)	1,199,338
125,354	Nedbank Group Ltd. (Banks)	1,888,102
35,698	Remgro Ltd. (Diversified Financials)	940,346
8,148	Sasol Ltd. (Energy)	462,053
21,460	Shoprite Holdings Ltd. (Food & Staples Retailing)	120,909
69,871	Standard Bank Group Ltd. (Banks)	828,103

		10,794,714

South Korea – 14.1%
41,080	Humax Co. Ltd. (Consumer Durables & Apparel)	497,396
2,126	Hyundai Heavy Industries (Capital Goods)	755,088
12,074	Hyundai Steel Co. (Materials)	946,109
911	KCC Corp. (Capital Goods)	405,785
7,992	Kookmin Bank (Banks)	557,553
19,170	Korea Exchange Bank (Banks)	291,908
10,801	Korea Investment Holdings Co. Ltd. (Diversified Financials)*	570,749
182	Korea Iron & Steel Co. Ltd. (Materials)	14,045
1,488	KT&G Corp. (Food, Beverage & Tobacco)	123,166
36,250	Kwang Dong Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	172,817
10,058	LG Corp. (Capital Goods)	833,216
5,798	LG Electronics, Inc. (Consumer Durables & Apparel)	900,808
6,540	Lotte Shopping Co. Ltd. (Retailing)	2,388,136
1,398	POSCO (Materials)	688,598
8,220	Samsung C&T Corp. (Capital Goods)	566,493
8,749	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	6,202,235
6,850	Samsung SDI Co. Ltd. (Technology Hardware & Equipment)*	527,715
3,727	SK Holdings Co. Ltd. (Capital Goods)	576,964
33,020	Woori Investment & Securities Co. Ltd. (Diversified Financials)*	708,920

		17,727,701

Taiwan – 14.2%
43,000	Asustek Computer, Inc. (Technology Hardware & Equipment)	139,132
1,440,000	AU Optronics Corp. (Technology Hardware & Equipment)	2,814,637
1,318,000	BES Engineering Corp. (Capital Goods)*	442,074
1,411,000	Chi Mei Optoelectronics Corp. (Technology Hardware & Equipment)	1,971,082
1,568,000	Chunghwa Picture Tubes Ltd. (Technology Hardware & Equipment)*	492,366
230,000	Eastern Media International Corp. (Commercial Services & Supplies)	86,574
341,000	Far Eastern Textile Ltd. (Capital Goods)	570,993
575,000	Formosa Chemicals & Fibre Corp. (Materials)	1,393,882
172,000	Formosa Plastics Corp. (Materials)	490,545
1,356,000	Formosa Taffeta Co. Ltd. (Consumer Durables & Apparel)	1,539,799

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
April 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Taiwan – (continued)
2,089,000	Fubon Financial Holding Co. Ltd. (Diversified Financials)	$2,483,221
60,000	High Tech Computer Corp. (Technology Hardware & Equipment)	1,538,878
600,000	Inventec Co. Ltd. (Technology Hardware & Equipment)	376,953
2,284,000	KGI Securities Co. Ltd. (Diversified Financials)	1,941,952
48,000	Nan Ya Plastics Corp. (Materials)	112,793
732,000	Nanya Technology Corp. (Semiconductors & Semiconductor Equipment)	467,789
111,000	Siliconware Precision Industries Co. (Semiconductors & Semiconductor Equipment)	187,235
14,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	157,360
908,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	555,487

		17,762,752

Thailand – 2.5%
146,300	Bangkok Bank PCL (Banks)	645,504
372,759	PTT Aromatics & Refining PCL (Energy)	446,700
345,500	PTT Chemical PCL (Materials)	1,167,452
174,000	PTT Exploration & Production PCL (Energy)	943,803

		3,203,459

Turkey – 6.2%
194,602	Aygaz AS (Utilities)	748,657
755,831	Dogan Sirketler Grubu Holdings (Capital Goods)*	911,832
1,034,151	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (Materials)*	1,006,086
285,706	Koc Holding AS (Capital Goods)*	982,548
31,015	Tupras-Turkiye Petrol Rafinerileri AS (Energy)	831,094
68,893	Turkcell Iletisim Hizmet AS (Telecommunication Services)	559,771
158,228	Turkiye Garanti Bankasi AS (Banks)*	847,075
423,725	Turkiye Is Bankasi (Banks)	1,952,705

		7,839,768

TOTAL COMMON STOCKS
(Cost $114,882,380)		$115,020,122

Exchange Traded Fund – 0.9%

Other – 0.9%
8,000	iShares MSCI Emerging Markets Index Fund	$1,173,280
(Cost $1,160,661)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation – 4.9%

JPMorgan Chase Euro — Time Deposit
$6,200,535	2.145%	05/01/08	$6,200,535
(Cost $6,200,535)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $122,243,576)			$122,393,937

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND

	Interest
Shares	Rate	Value
Securities Lending Collateral – 0.1%

Boston Global Investment Trust – Enhanced Portfolio(b)
108,100	2.642%	$108,100
(Cost $108,100)

TOTAL INVESTMENTS – 97.6%
(Cost $122,351,676)		$122,502,037

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%		2,943,970

NET ASSETS – 100.0%		$125,446,007

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2008.

Investment Abbreviations:
ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt

As a % of
Net Assets
Investments Industry Classifications†

Banks	14.4%
Capital Goods	9.3
Commercial Services & Supplies	0.1
Consumer Durables & Apparel	2.3
Diversified Financials	5.2
Energy	14.7
Exchange Traded Fund	0.9
Food & Staples Retailing	0.3
Food, Beverage & Tobacco	1.8
Insurance	0.6
Materials	13.7
Pharmaceuticals, Biotechnology & Life Sciences	0.8
Real Estate	0.7
Retailing	2.4
Semiconductors & Semiconductor Equipment	6.1
Short-term Investments#	5.0
Technology Hardware & Equipment	6.3
Telecommunication Services	11.3
Transportation	0.8
Utilities	0.9

TOTAL INVESTMENTS	97.6%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

#	Short-term investments include short-term obligation and securities lending collateral.
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
April 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

	Notional	Current	Unrealized
	Value	Value	Gain
Total Return Swap Positions
Brazil – 100.0%
Banco do Brasil SA (Banks)	$1,218,815	$1,602,857	$384,042
Brasil Telecom SA Preference Shares (Telecommunication Services)	578,932	594,238	15,306
Companhia Vale do Rio Doce Preference A Shares (Materials)	252,454	257,335	4,880
Metalurgica Gerdau SA Preference Shares (Materials)	320,137	334,664	14,527
Petroleo Brasileiro SA Preference Shares (Energy)	2,816,857	3,379,039	562,183
Telemig Celular Participacoes SA (Telecommunication Services)	173,244	188,773	15,529
Telemig Celular Participacoes SA Preference Shares (Telecommunication Services)	260,611	268,505	7,894
Telemar Norte Leste SA Preference A Shares (Telecommunication Services)	488,242	540,190	51,948

TOTAL POSITIONS OF TOTAL RETURN SWAP		$7,165,601	$1,056,309

NET FINANCING COST			(15,125)
CORPORATE ACTIONS			73,857

NET SWAP CONTRACT			$1,115,041

The percentage shown for each investment category reflects the current value of investments in that category as a percentage of the total current swap value.
Morgan Stanley acts as the counterparty for the Fund’s swap contract. The termination date for this contract is October 9, 2008.

Investments Industry Classifications†
Total Return Swap Positions

Banks	22.3%
Energy	47.2
Materials	8.3
Telecommunication Services	22.2

TOTAL INVESTMENTS	100.0%

The percentage shown for each industry category reflects the current value of investments in that industry as a percentage of total current swap value.

†	Industry concentrations greater than one-tenth of one percent are disclosed.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments
April 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – 95.8%

Australia – 7.8%
73,923	Adelaide Brighton Ltd. (Materials)	$241,183
36,064	Aditya Birla Minerals Ltd. (Materials)*	98,899
78,139	Ansell Ltd. (Health Care Equipment & Services)	845,661
52,869	Anzon Australia Ltd. (Energy)*	71,971
3,342	Ausenco Ltd. (Capital Goods)	49,868
109,741	Austal Ltd. (Capital Goods)	286,354
11,958	Australand Property Group (REIT) (Real Estate)	18,547
7,511	Australian Agricultural Co. Ltd. (Food, Beverage & Tobacco)	21,514
215,728	Australian Infrastructure Fund (Transportation)	567,852
20,379	AWB Ltd. (Food & Staples Retailing)	63,206
27,211	Babcock & Brown Power (Utilities)	48,570
347,964	Centennial Coal Co. Ltd. (Energy)(a)	1,491,504
217,314	Commonwealth Property Office Fund (REIT) (Real Estate)	287,245
451	Corporate Express Australia Ltd.
	(Commercial Services & Supplies)	2,291
134	Crane Group Ltd. (Capital Goods)	1,885
34,290	Downer EDI Ltd. (Commercial Services & Supplies)	235,816
87,451	DUET Group (Utilities)	276,903
68,643	Energy World Corp. Ltd. (Utilities)*	90,333
48,881	Flight Centre Ltd. (Consumer Services)	1,003,006
91,424	Futuris Corp. Ltd. (Food, Beverage & Tobacco)	182,601
3,901	Hastings Diversified Utilities Fund (Utilities)	9,534
51,597	Healthscope Ltd. (Health Care Equipment & Services)	264,012
140,613	Independence Group NL (Materials)	1,104,579
1,036,292	ING Office Fund (REIT) (Real Estate)	1,362,529
1,926	Kingsgate Consolidated Ltd. (Materials)*	8,511
840	Macquarie DDR Trust (REIT) (Real Estate)	462
9,181	Minara Resources Ltd. (Materials)	50,300
199,160	Mincor Resources (Materials)	661,442
59,389	Monadelphous Group Ltd. (Capital Goods)	752,109
74,821	MYOB Ltd. (Software & Services)	96,102
10,597	Pan Australian Resources Ltd. (Materials)*	11,896
882	PaperlinX Ltd. (Materials)	2,097
26,958	Perilya Ltd. (Materials)	27,302
18,633	Ramsay Health Care Ltd. (Health Care Equipment & Services)	209,067
5,158	Riversdale Mining Ltd. (Energy)*	39,014
117,572	Sally Malay Mining Ltd. (Materials)	599,822
13,658	Seek Ltd. (Commercial Services & Supplies)	64,312
164,294	Seven Network Ltd. (Media)	1,436,815
112,455	Sunland Group Ltd. (Real Estate)	302,786
101,534	Tower Australia Group Ltd. (Insurance)	252,982
6,934	Transfield Services Ltd. (Commercial Services & Supplies)	83,642

		13,224,524

Austria – 1.0%
271	Agrana Beteiligungs AG (Food, Beverage & Tobacco)	28,968
1,089	Austria Technologie & Systemtechnik AG (Technology Hardware & Equipment)	17,197
45	BWT AG (Commercial Services & Supplies)	1,957
2,488	Flughafen Wien AG (Transportation)	314,626
3,521	Intercell AG (Pharmaceuticals, Biotechnology & Life Sciences)*	148,612
93	Mayr Melnhof Karton AG (Materials)	9,723
934	Schoeller-Bleckmann Oilfield Equipment AG (Energy)	81,269
36,091	Zumtobel AG (Capital Goods)	1,097,699

		1,700,051

Belgium – 1.5%
867	Bekaert SA (Capital Goods)	130,352
4,525	Econocom Group (Software & Services)	54,253
1,226	Euronav SA (Energy)	50,344
4,436	EVS Broadcast Equipment SA (Technology Hardware & Equipment)	451,229
667	Gimv NV (Diversified Financials)	48,349
38,090	Tessenderlo Chemie NV (Materials)	1,786,509

		2,521,036

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
April 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Bermuda – 1.2%
28,865	Aquarius Platinum Ltd. (Materials)	$468,234
10,550	Frontline Ltd. (Energy)(a)	579,541
203,068	Hiscox Ltd. (Insurance)	1,025,613

		2,073,388

Cyprus – 1.0%
392,300	Deep Sea Supply PLC (Energy)*	1,694,740

Denmark – 1.5%
350	A/S Dampskibsselskabet Torm (Energy)	11,393
5,450	A/S Schouw & Co. (Capital Goods)(a)	200,395
4,600	D/S Norden A/S (Transportation)(a)	501,474
620	DFDS A/S (Transportation)	91,498
20,025	East Asiatic Co. Ltd. A/S (Food, Beverage & Tobacco)(a)	1,769,926

		2,574,686

Finland – 1.3%
56,662	Alma Media Corp. (Media)(a)	798,377
2,788	Amer Sports Oyj Class A (Consumer Durables & Apparel)(a)	48,514
4,012	KCI Konecranes Oyj (Capital Goods)	173,698
1,147	Lemminkainen Oyj (Capital Goods)	61,572
59,040	Oriola-KD Oyj Class B (Health Care Equipment & Services)	272,252
3,982	Outotec Oyj (Capital Goods)	248,050
21,890	Poyry Oyj (Commercial Services & Supplies)	569,037
2,588	Sponda Oyj (Real Estate)	32,126
1,595	Vacon PLC (Capital Goods)	72,978

		2,276,604

France – 4.6%
20,954	Arkema (Materials)*	1,203,993
9,131	BioMerieux (Health Care Equipment & Services)	995,726
255	Bollore (Transportation)	56,354
9,357	Carbone Lorraine (Capital Goods)	515,339
1,118	Compagnie Plastic-Omnium SA (Automobiles & Components)	39,641
14,175	EDF Energies Nouvelles SA (Utilities)	951,888
1,457	Esso Ste Anonyme Francaise (Energy)	366,820
6,160	Eutelsat Communications (Media)	181,034
434	Faiveley SA (Capital Goods)	30,094
2,948	Fonciere Des Regions (REIT) (Real Estate)	447,330
4,709	IMS International Metal Service (Capital Goods)	188,900
4,980	Ipsen SA (Pharmaceuticals, Biotechnology &
	Life Sciences)	304,331
779	Laurent-Perrier (Food, Beverage & Tobacco)	112,778
650	LDC SA (Food, Beverage & Tobacco)	69,465
1,354	LISI (Capital Goods)	146,186
3,522	Nexans SA (Capital Goods)	464,859
2,105	Pierre & Vacances (Consumer Services)(a)	231,041
6,862	Recylex SA (Materials)*	145,507
317	Rubis (Utilities)	28,212
1,958	SEB SA (Consumer Durables & Apparel)	357,377
351	Sopra Group SA (Software & Services)	27,286
13,249	Theolia SA (Capital Goods)*(a)	462,107
461	UbiSoft Entertainment SA (Software & Services)*	46,043
1,399	Vilmorin & Cie (Food, Beverage & Tobacco)	260,917
24,972	Wavecom SA (Technology Hardware & Equipment)*(a)	236,812

		7,870,040

Germany – 6.4%
11,949	Arques Industries AG (Diversified Financials)	158,064
2,000	Bauer AG (Capital Goods)	158,885
3,671	BayWa AG (Capital Goods)	239,704
23,704	Bechtle AG (Software & Services)	773,162
6,571	Biotest AG Preference Shares (Pharmaceuticals, Biotechnology & Life Sciences)	435,447
2,712	Demag Cranes AG (Capital Goods)	148,812
6,456	Deutsche Beteiligungs AG (Diversified Financials)	160,354
7,208	Draegerwerk AG & Co. KGaA Preference Shares (Health Care Equipment & Services)	485,646
244	Duerr AG (Capital Goods)*	10,618
9,346	ElringKlinger AG (Automobiles & Components)	1,099,985
34,417	Epcos AG (Technology Hardware & Equipment)	522,485
279	Euro-Kai KGaA Preference Shares (Transportation)	32,673
9,344	Freenet AG (Telecommunication Services)	159,158
3,646	Fuchs Petrolub AG (Materials)(a)	396,164

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Shares	Description	Value
Common Stocks – (continued)

Germany – (continued)
6,462	Fuchs Petrolub AG Preference Shares (Materials)(a)	$662,753
27,892	Gildemeister AG (Capital Goods)	814,680
29,395	Hannover Rueckversicherung AG (Registered) (Insurance)(a)	1,597,901
6,198	Jungheinrich AG Preference Shares (Capital Goods)	210,175
1,231	Krones AG (Capital Goods)	104,472
235	KSB AG Preference Shares (Capital Goods)	158,524
15,923	KUKA AG (Capital Goods)*	583,631
1,998	Leoni AG (Automobiles & Components)	106,176
21,301	Norddeutsche Affinerie AG (Materials)(a)	894,554
54	Rhoen Klinikum AG (Health Care Equipment & Services)	1,626
1,035	Sto AG Preference Shares (Materials)	84,983
846	Takkt AG (Retailing)	16,301
7,505	Tognum AG (Capital Goods)*	214,432
2,511	Versatel AG (Telecommunication Services)*	72,336
4,433	Vossloh AG (Capital Goods)	639,619

		10,943,320

Greece – 1.7%
14,895	Agricultural Bank of Greece (Banks)	65,584
105,773	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical & Organi (Household & Personal Products)	341,739
18,149	Athens Water Supply & Sewage Co. SA (Utilities)	303,874
6,457	Eurobank Properties Real Estate Investment Co. (REIT) (Real Estate)	82,266
5,999	GEK Group of Companies SA (Capital Goods)	81,357
17,054	Hellenic Exchanges SA Holding Clearing Settlement and Registry (Diversified Financials)	371,864
18,525	Iaso SA (Health Care Equipment & Services)	277,431
18,145	Lamda Development SA (Real Estate)	285,390
23,068	Neochimiki LV Lavrentiadis SA (Capital Goods)	663,514
6,957	S&B Industrial Minerals SA (Materials)	110,239
16,719	Sarantis SA (Household & Personal Products)	286,491
4,280	Sidenor Steel Products Manufacturing Co. SA (Materials)	70,456

		2,940,205

Hong Kong – 2.4%
340,000	Apac Resources Ltd. (Capital Goods)*	33,032
64,000	Asia Financial Holdings Ltd. (Diversified Financials)	30,736
144,000	Champion (REIT) (Real Estate)	74,009
24,000	Chen Hsong Holdings (Capital Goods)	11,031
874,000	China Grand Forestry Resources Group Ltd. (Materials)*	102,495
46,000	Chow Sang Sang Holdings (Retailing)	59,336
124,000	Citic 1616 Holdings Ltd. (Telecommunication Services)	32,505
16,000	Cross-Harbour Holdings Ltd. (Consumer Services)	15,247
156,000	First Pacific Co. (Diversified Financials)	114,336
602,000	Fountain Set Holdings Ltd. (Consumer Durables & Apparel)	95,327
412,000	Fubon Bank Hong Kong Ltd. (Banks)	475,233
888,000	Giordano International Ltd. (Retailing)	387,558
251,200	HKR International Ltd. (Real Estate)	170,633
798,000	Hutchison Harbour Ring Ltd. (Consumer Durables & Apparel)	70,523
60,000	I-Cable Communications Ltd. (Media)	9,885
461,000	Johnson Electric Holdings Ltd. (Capital Goods)	216,388
773,000	K Wah International Holdings Ltd. (Real Estate)	338,685
112,000	Midland Holdings Ltd. (Real Estate)	115,802
292,000	Norstar Founders Group Ltd. (Automobiles & Components)	79,756
318,000	Pacific Andes International Holdings Ltd. (Food, Beverage & Tobacco)	55,729
142,000	Pico Far East Holdings Ltd. (Media)	20,070
400	Playmates Holdings Ltd. (Consumer Durables & Apparel)	237
10,000	Public Financial Holdings Ltd. (Diversified Financials)	9,132
234,426	PYI Corp. Ltd. (Capital Goods)	57,596

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
April 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Hong Kong – (continued)
105,000	Shenyin Wanguo HK Ltd. (Diversified Financials)	$97,286
30,000	Shui On Construction and Materials Ltd. (Capital Goods)	75,170
125,500	SmarTone Telecommunications Holding Ltd. (Telecommunication Services)	132,198
782,000	Solomon Systech International Ltd. (Semiconductors & Semiconductor Equipment)	45,003
122,000	Sun Hung Kai & Co. Ltd. (Diversified Financials)	115,892
172,000	Sunlight Real Estate Investment Trust (REIT) (Real Estate)	49,048
20,000	Taifook Securities Group Ltd. (Diversified Financials)	9,540
119,000	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	114,815
144,000	Texwinca Holdings Ltd. (Consumer Durables & Apparel)	108,374
122,500	The Hongkong & Shanghai Hotels (Consumer Services)	209,764
100,000	Tian An China Investment (Real Estate)	84,896
70,000	Truly International Holdings (Consumer Durables & Apparel)	82,795
65,000	VTech Holdings Ltd. (Technology Hardware & Equipment)	356,169
52,000	Xinyi Glass Holdings Co. Ltd. (Automobiles & Components)	33,289

		4,089,520

Ireland – 1.2%
108,242	Fyffes PLC (Food & Staples Retailing)	150,423
16,692	Glanbia PLC (Food, Beverage & Tobacco)	129,028
32,441	Grafton Group PLC (Capital Goods)*	259,727
51,999	Greencore Group PLC (Food, Beverage & Tobacco)	307,725
359	Irish Continental Group PLC (Transportation)*	11,496
30,983	Paddy Power PLC (Consumer Services)	1,082,473
9,845	United Drug PLC (Health Care Equipment & Services)	58,552

		1,999,424

Italy – 3.6%
21,035	ACEA SpA (Utilities)	405,043
11,531	Ascopiave SpA (Utilities)	28,372
18,340	Azimut Holding SpA (Diversified Financials)(a)	199,870
32,408	Banca Piccolo Credito Valtellinese Scarl (Banks)	384,421
14,326	Banco di Desio e della Brianza SpA (Banks)	150,713
10,008	Beni Stabili SpA (Real Estate)	11,211
11,747	Biesse SpA (Capital Goods)	249,783
13,510	Brembo SpA (Automobiles & Components)(a)	172,205
97,269	CIR-Compagnie Industriali Riunite SpA (Capital Goods)	252,150
281,514	Cofide SpA (Capital Goods)	306,393
27,056	Credito Artigiano SpA (Banks)	117,435
8,048	Cremonini SpA (Food, Beverage & Tobacco)	37,375
8,735	Datalogic SpA (Technology Hardware & Equipment)	79,557
31,317	De’Longhi SpA (Consumer Durables & Apparel)(a)	145,425
1,217	Engineering Ingegneria Informatica SpA (Software & Services)	41,653
25,846	Enia SpA (Utilities)*	361,124
7,602	Gruppo Editoriale L’Espresso SpA (Media)	26,586
26,123	Indesit Co. SpA (Consumer Durables & Apparel)	313,584
8,521	Industria Macchine Automatiche SpA (Capital Goods)	179,628
20,077	Iride SpA (Utilities)	61,459
4,935	Italmobiliare SpA (Materials)	467,698
996	Italmobiliare SpA RNC (Materials)	71,283
25,146	MARR SpA (Food & Staples Retailing)	264,922
128,117	Premuda SpA (Energy)	262,799
20,493	RCS MediaGroup SpA (Media)(a)	72,066
41,124	Recordati SpA (Pharmaceuticals, Biotechnology & Life Sciences)	299,780
187,476	Saras SpA (Energy)	1,069,750
12,992	Sogefi SpA (Automobiles & Components)(a)	64,579

		6,096,864

Japan – 24.4%
44,000	Aida Engineering Ltd. (Capital Goods)	281,470
4,600	Aisan Industry Co. Ltd. (Automobiles & Components)	44,875
9,700	Aloka Co. Ltd. (Health Care Equipment & Services)	122,766
82,900	Alpine Electronics, Inc. (Consumer Durables & Apparel)	945,517
10,600	AOKI Holdings, Inc. (Retailing)	172,389
5,300	Arcs Co. Ltd. (Food & Staples Retailing)	74,695
1,200	Arisawa Manufacturing Co. Ltd. (Technology Hardware & Equipment)	8,461

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Shares	Description	Value
Common Stocks – (continued)

Japan – (continued)
455	Asset Managers Holdings Co. Ltd. (Diversified Financials)(a)	$276,164
4,700	Autobacs Seven Co. Ltd. (Retailing)	122,815
101,000	Bando Chemical Industries Ltd. (Capital Goods)	396,994
250	Belluna Co. Ltd. (Retailing)	2,317
36,400	Canon Finetech, Inc. (Technology Hardware & Equipment)	519,810
8,000	Cawachi Ltd. (Food & Staples Retailing)	187,712
30,500	Century Leasing System, Inc. (Diversified Financials)	252,419
6,400	Circle K Sunkus Co. Ltd. (Food & Staples Retailing)	97,319
55,300	CKD Corp. (Capital Goods)	366,935
15,500	CMK Corp. (Technology Hardware & Equipment)	109,547
42	Coca-Cola Central Japan Co. Ltd. (Food, Beverage & Tobacco)	340,087
2,200	cocokara fine HOLDINGS, Inc. (Food & Staples Retailing)*	48,449
81,000	Cosmos Initia Co. Ltd. (Real Estate)	252,285
37	Creed Corp. (Real Estate)	43,176
56	DA Office Investment Corp. (REIT) (Real Estate)	219,946
10,000	Daiichi Jitsugyo Co. Ltd. (Capital Goods)	41,904
27,000	Daiichikosho Co. Ltd. (Media)	264,205
12,000	Daiwa Industries Ltd. (Capital Goods)	54,421
6,900	Doshisha Co. Ltd. (Retailing)	107,836
7,200	DTS Corp. (Software & Services)	126,155
78,700	Duskin Co. Ltd. (Retailing)	1,338,091
500	Earth Chemical Co. Ltd. (Materials)	13,133
109	Fields Corp. (Consumer Durables & Apparel)	208,666
9	Frontier Real Estate Investment Corp. (REIT) (Real Estate)	69,630
55,200	Fuji Machine Manufacturing Co. Ltd. (Capital Goods)	1,099,060
1,200	Fujitsu Business Systems Ltd. (Retailing)	14,318
7	Fukuoka REIT Corp. (REIT) (Real Estate)	42,051
5,800	Furuno Electric Co. Ltd. (Technology Hardware & Equipment)	54,605
33,600	Fuyo General Lease Co. Ltd. (Diversified Financials)	1,039,904
5	Global One Real Estate Investment Corp. (REIT) (Real Estate)	54,399
15,400	Glory Ltd. (Capital Goods)	346,868
32,000	H2O Retailing Corp. (Retailing)	232,538
3	Hankyu Reit, Inc. (REIT) (Real Estate)	17,776
29,300	Hitachi Information Systems Ltd. (Software & Services)	595,549
102,000	Hitachi Kokusai Electric, Inc. (Technology Hardware & Equipment)	968,470
11,500	Hitachi Systems & Services Ltd. (Software & Services)	224,169
58,200	Hitachi Transport System Ltd. (Transportation)	696,724
369	IDU Co. (Real Estate)(a)	189,586
18	IT Holdings Corp. (Software & Services)*	372
22,700	Itochu Enex Co. Ltd. (Energy)	135,527
55,600	Itoki Corp. (Commercial Services & Supplies)	334,640
53,000	JACCS Co. Ltd. (Diversified Financials)*	188,893
13,900	Japan Digital Laboratory Co. Ltd. (Technology Hardware & Equipment)	188,270
4	Japan Excellent, Inc. (REIT) (Real Estate)	24,422
17	Japan Logistics Fund, Inc. (REIT) (Real Estate)	115,755
47,900	Joint Corp. (Real Estate)(a)	361,572
77,300	Kaken Pharmaceutical Co. Ltd.
	(Pharmaceuticals, Biotechnology & Life Sciences)	566,133
5,800	Kanto Auto Works Ltd. (Automobiles & Components)	77,945
5,500	Kato Sangyo Co. Ltd. (Retailing)	59,547
90,000	Kato Works Co. Ltd. (Capital Goods)(a)	353,718
14	Kenedix Realty Investment Corp. (REIT) (Real Estate)	82,861
313	Kenedix, Inc. (Real Estate)	481,782
232,000	Kiyo Holdings, Inc. (Banks)	371,215
1,210	KK DaVinci Advisors (Real Estate)*	1,161,037
2,700	Kobayashi Pharmaceutical Co. Ltd. (Household & Personal Products)	94,470
31,600	Kohnan Shoji Co. Ltd. (Retailing)(a)	495,642
13,600	Komori Corp. (Capital Goods)	269,155
53,000	KUREHA Corp. (Materials)	333,565
14,800	Kuroda Electric Co. Ltd. (Capital Goods)	210,808
61,000	Kyorin Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	658,191

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
April 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Japan – (continued)
46,000	Maeda Road Construction Co. Ltd. (Capital Goods)	$359,865
14,900	Mandom Corp. (Household & Personal Products)	397,157
39,000	Maruzen Showa Unyu Co. Ltd. (Transportation)	120,492
17,000	Mercian Corp. (Food, Beverage & Tobacco)	34,742
8	MID REIT, Inc. (REIT) (Real Estate)	29,121
69,800	Mikuni Coca-Cola Bottling Co. Ltd. (Food, Beverage & Tobacco)	727,312
163,000	Mitsubishi Paper Mills Ltd. (Materials)	365,055
10,500	Mitsubishi Pencil Co. Ltd. (Commercial Services & Supplies)	145,306
4,000	Mitsui Sugar Co. Ltd. (Food, Beverage & Tobacco)	13,304
15	Mori Trust Sogo Reit, Inc. (REIT) (Real Estate)	129,303
3,000	Morinaga & Co. Ltd. (Food, Beverage & Tobacco)	6,381
4,100	Nafco Co. Ltd. (Retailing)	62,950
26,900	NEC Fielding Ltd. (Software & Services)	323,788
468	NET One Systems Co. Ltd. (Software & Services)(a)	591,006
30,000	Nice Holdings, Inc. (Retailing)	71,700
7,000	Nihon Yamamura Glass Co. Ltd. (Materials)	14,636
18,000	Nippo Corp. (Capital Goods)	98,406
3	Nippon Accommodations Fund, Inc. (REIT) (Real Estate)	14,446
117	Nippon Commercial Investment Corp. (REIT) (Real Estate)	469,180
35,000	Nippon Flour Mills Co. Ltd. (Food, Beverage & Tobacco)	137,953
95,000	Nippon Konpo Unyu Soko Co. Ltd. (Transportation)	1,301,807
12	Nippon Residential Investment Corp. (REIT) (Real Estate)	38,880
66,000	Nippon Shinyaku Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	777,359
52,700	Nippon Signal Co. Ltd. (Capital Goods)	292,042
15,000	Nippon Soda Co. Ltd. (Materials)	53,371
25,000	Nipro Corp. (Health Care Equipment & Services)	425,340
143,000	Nissan Shatai Co. Ltd. (Automobiles & Components)	1,064,755
44,000	Nissin Corp. (Transportation)	115,890
8,000	Nissin Electric Co. Ltd. (Capital Goods)	38,871
15,700	Nitta Corp. (Capital Goods)	259,421
36,000	Nittetsu Mining Co. Ltd. (Materials)	221,359
2,000	Noritake Co. Ltd. (Capital Goods)	8,454
7,600	NSD Co. Ltd. (Software & Services)	101,079
9,200	Oiles Corp. (Capital Goods)	171,873
5,000	Okuwa Co. Ltd. (Food & Staples Retailing)	71,693
82,000	Orient Corp. (Diversified Financials)*(a)	167,150
49	Orix JREIT, Inc. (REIT) (Real Estate)	292,284
400	Otsuka Kagu Ltd. (Retailing)	5,385
2,150	Pal Co. Ltd. (Retailing)	35,614
3,600	Pigeon Corp. (Household & Personal Products)	66,312
4	Premier Investment Co. (REIT) (Real Estate)	21,505
1,900	Ricoh Leasing Co. Ltd. (Diversified Financials)	37,757
5,000	Right On Co. Ltd. (Retailing)	56,081
6,000	Riso Kagaku Corp. (Technology Hardware & Equipment)	83,011
8,800	Roland Corp. (Consumer Durables & Apparel)	177,752
21,000	Ryosan Co. Ltd. (Technology Hardware & Equipment)	469,370
36,400	Saizeriya Co. Ltd. (Consumer Services)	318,950
19,000	Sakai Chemical Industry Co. Ltd. (Materials)	72,693
400	San-A Co. Ltd. (Food & Staples Retailing)	13,307
76,000	San-Ai Oil Co. Ltd. (Energy)	304,290
41,200	Sanshin Electronics Co. Ltd. (Technology Hardware & Equipment)	420,521
204,000	Seika Corp. (Capital Goods)	443,769
1,000	Seiko Holdings Corp. (Consumer Durables & Apparel)	4,535
57,000	Sekisui Jushi Corp. (Capital Goods)	502,010
93,000	Senko Co. Ltd. (Transportation)	325,323
21,100	Shimachu Co. Ltd. (Retailing)	580,641
3,100	Shinkawa Ltd. (Semiconductors & Semiconductor Equipment)	45,914
26,000	Shinmaywa Industries Ltd. (Capital Goods)	99,583
49,000	Shinsho Corp. (Capital Goods)	165,474
448	SKY Perfect JSAT Corp. (Media)	192,611
16,400	Sumisho Computer Systems Corp. (Software & Services)	314,247

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Shares	Description	Value
Common Stocks – (continued)

Japan – (continued)
54,000	Sumitomo Seika Chemicals Co. Ltd. (Materials)	$217,231
701	Suncity Co. Ltd. (Real Estate)	105,032
1,800	T. Hasegawa Co. Ltd. (Materials)	30,115
56,000	Takasago International Corp. (Materials)	394,705
800	The Aichi Bank Ltd. (Banks)	68,752
6,500	The Chiba Kogyo Bank Ltd. (Banks)*	90,881
2,000	The Chugoku Bank Ltd. (Banks)	30,179
1,000	The Daishi Bank Ltd. (Banks)	4,287
86,000	The Higashi-Nippon Bank Ltd. (Banks)	349,432
17,000	The Hokuetsu Bank Ltd. (Banks)	41,177
4,000	The Juroku Bank Ltd. (Banks)	23,555
5,200	The Kanto Tsukuba Bank Ltd. (Banks)	29,630
136,000	The Keiyo Bank Ltd. (Banks)	961,567
24,000	The Mie Bank Ltd. (Banks)	122,327
1,000	The Ogaki Kyoritsu Bank Ltd. (Banks)	5,161
7,100	The Okinawa Electric Power Co., Inc. (Utilities)	310,079
84,000	The San-In Godo Bank Ltd. (Banks)	743,937
33,000	The Tochigi Bank Ltd. (Banks)	218,538
4,000	The Yamanashi Chuo Bank Ltd. (Banks)	26,414
4,800	TKC Corp. (Software & Services)	95,755
104,000	Tokai Tokyo Securities Co. Ltd. (Diversified Financials)	423,501
23,000	Tokyo Dome Corp. (Consumer Services)	94,975
9,700	Tokyu Livable, Inc. (Real Estate)	95,174
5	Tokyu REIT, Inc. (REIT) (Real Estate)	42,102
24,500	Toppan Forms Co. Ltd. (Commercial Services & Supplies)	267,032
31,700	Topre Corp. (Automobiles & Components)	283,054
87,000	Topy Industries Ltd. (Materials)	237,821
1,400	Torii Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	20,378
121,000	Toshiba TEC Corp. (Technology Hardware & Equipment)	849,012
32,500	Towa Real Estate Development Co. Ltd. (Real Estate)(a)	41,228
12,000	Toyo Kohan Co. Ltd. (Materials)	59,502
4,400	Trusco Nakayama Corp. (Capital Goods)	67,753
90,000	Tsubakimoto Chain Co. (Capital Goods)	607,741
94	TV Asahi Corp. (Media)	140,328
3,000	Uchida Yoko Co. Ltd. (Commercial Services & Supplies)	12,516
21	United Urban Investment Corp. (REIT) (Real Estate)	129,487
19	Yachiyo Bank Ltd. (Banks)	87,349
119,000	Yodogawa Steel Works Ltd. (Materials)	624,907
7,000	Yokohama Reito Co. Ltd. (Retailing)	52,540
9,500	Yonekyu Corp. (Food, Beverage & Tobacco)	99,552
5,000	Yurtec Corp. (Capital Goods)	28,503
20	Zephyr Co. Ltd. (Consumer Durables & Apparel)	9,171

		41,664,492

Liechtenstein – 0.0%
412	Liechtenstein Landesbank (Banks)	35,922

Luxembourg – 0.1%
2,600	Oriflame Cosmetics SA SDR (Household & Personal Products)	198,063

Netherlands – 3.1%
78,470	ASM International NV (Semiconductors & Semiconductor Equipment)(a)	1,834,116
2,653	Boskalis Westminster CVA (Capital Goods)	157,686
26,005	Draka Holding (Capital Goods)	925,991
2,702	Eurocommercial Properties NV CVA (REIT) (Real Estate)	154,921
18,237	Exact Holding NV (Software & Services)	619,552
105	KAS Bank NV CVA (Diversified Financials)	4,419
9,065	Koninklijke Wessanen NV (Food, Beverage & Tobacco)	118,659
714	Nutreco Holding NV (Food, Beverage & Tobacco)	52,141
13,097	OCE NV (Technology Hardware & Equipment)	196,492
351	Smit Internationale NV (Transportation)	40,664
10,459	Super De Boer (Food & Staples Retailing)*	68,845
1,732	Tele Atlas NV (Consumer Durables & Apparel)*	76,310
5,983	TKH Group NV CVA (Technology Hardware & Equipment)	145,738

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
April 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Netherlands – (continued)
846	VastNed Retail NV (REIT) (Real Estate)	$85,495
6,757	Wereldhave NV (REIT) (Real Estate)	854,531

		5,335,560

New Zealand – 0.4%
150,588	Air New Zealand Ltd. (Transportation)	147,002
9,546	AMP NZ Office Trust (REIT) (Real Estate)	9,118
269	Infratil Ltd. (Transportation)	489
5,733	Kiwi Income Property Trust (REIT) (Real Estate)	5,527
28,200	Nuplex Industries Ltd. (Materials)	142,544
56,919	PGG Wrightson Ltd. (Food, Beverage & Tobacco)	92,703
187,102	Vector Group Ltd. (Utilities)	301,437

		698,820

Norway – 1.3%
8,420	Aker ASA Class A (Energy)	462,334
14,800	Ementor ASA (Software & Services)*	114,594
23,250	Hafslund ASA Class B (Utilities)(a)	510,072
3,000	Norwegian Air Shuttle AS (Transportation)*	58,162
6,000	Norwegian Property ASA (Real Estate)	52,126
20,100	Sparebanken 1 SMN (Banks)(a)	203,160
3,100	Sparebanken Nord-Norge (Banks)	56,997
41,700	TGS Nopec Geophysical Co. ASA (Energy)*	668,463
8,600	Veidekke ASA (Capital Goods)	76,940

		2,202,848

Portugal – 0.6%
73,621	Redes Energeticas Nacionais SA (Utilities)*	392,570
48,236	Semapa-Sociedade de Investimento e Gestao (Materials)	675,018

		1,067,588

Singapore – 1.7%
141,000	Allco Commercial Real Estate Investment Trust (REIT) (Real Estate)	84,242
39,000	Biosensors International Group Ltd. (Health Care Equipment & Services)*	19,736
24,000	CapitaRetail China Trust (REIT) (Real Estate)	26,743
96,000	CDL Hospitality Trusts (REIT) (Real Estate)	135,517
142,000	Datacraft Asia Ltd. (Technology Hardware & Equipment)	129,714
8,000	Haw Par Corp. Ltd. (Capital Goods)	44,304
21,000	Ho Bee Investment Ltd. (Real Estate)	15,666
73,000	Hong Leong Asia Ltd. (Capital Goods)	143,510
33,000	Hong Leong Finance Ltd. (Diversified Financials)	94,990
49,000	Indofood Agri Resources Ltd. (Commercial Services & Supplies)*	85,637
72,000	Kim Eng Holdings Ltd. (Diversified Financials)	117,135
247,000	Macquarie MEAG Prime (REIT) (Real Estate)	225,843
402,000	Metro Holdings Ltd. (Retailing)	226,611
97,000	Orchard Parade Holdings Ltd. (Real Estate)*	88,611
105,000	OSIM International Ltd. (Retailing)	23,102
3,000	Singapore Airport Terminal Services Ltd. (Transportation)	5,147
76,000	Singapore Petroleum Co. Ltd. (Energy)	405,766
154,000	SMRT Corp. Ltd. (Transportation)	204,503
88,000	Suntec Real Estate Investment Trust (REIT) (Real Estate)	98,214
100,000	United Engineers Ltd. (Capital Goods)	291,850
249,000	Wing Tai Holdings Ltd. (Real Estate)	367,631

		2,834,472

Spain – 3.1%
3,828	Baron de Ley (Food, Beverage & Tobacco)*	283,948
13,336	Cia de Distribucion Integral Logista SA (Retailing)	1,089,515
763	Construcciones y Auxiliar de Ferrocarriles SA (Capital Goods)	333,882
15,798	Duro Felguera SA (Capital Goods)	171,256
25,337	Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)	705,016
6,252	Pescanova SA (Food, Beverage & Tobacco)	341,645
80	Tecnicas Reunidas SA (Capital Goods)	6,023
37,512	Tubos Reunidos SA (Materials)	261,197

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Shares	Description	Value
Common Stocks – (continued)

Spain – (continued)
15,682	Vidrala SA (Materials)	$551,361
63,605	Viscofan SA (Food, Beverage & Tobacco)	1,525,717

		5,269,560

Sweden – 3.4%
9,250	Axfood AB (Food & Staples Retailing)	296,810
37,000	Castellum AB (Real Estate)	413,132
39,900	Fabege AB (Real Estate)(a)	371,630
119,600	Hufvudstaden AB Class A (Real Estate)	1,176,352
7,800	Intrum Justitia AB (Commercial Services & Supplies)	125,571
28,100	JM AB (Consumer Durables & Apparel)	461,320
33,000	Kinnevik Investment AB Class B (Diversified Financials)	701,731
47,100	Kungsleden AB (Real Estate)(a)	468,342
8,400	Mekonomen AB (Retailing)	134,736
10,800	NCC AB Class B (Capital Goods)	206,157
5,400	Nolato AB Class B (Technology Hardware & Equipment)	51,230
30,200	PA Resources AB (Energy)*	315,428
4,400	Peab AB (Capital Goods)	37,748
13,000	Ratos AB Class B (Diversified Financials)	451,491
23,300	Wallenstam Byggnads AB Class B (Real Estate)(a)	452,193
5,100	Wihlborgs Fastigheter AB (Real Estate)(a)	111,479

		5,775,350

Switzerland – 4.7%
15,432	Baloise Holding AG (Registered) (Insurance)	1,680,462
69	Bank Sarasin & Cie AG Class B (Diversified Financials)	315,388
14,344	Bobst Group AG (Registered) (Capital Goods)	1,185,390
286	Bucher Industries AG (Registered) (Capital Goods)	79,119
1,356	Burckhardt Compression Holding AG (Capital Goods)	434,882
4,488	Daetwyler Holding AG (Capital Goods)*	322,231
128	Energiedienst Holding AG (Registered) (Utilities)*	85,012
739	Forbo Holding AG (Registered) (Consumer Durables & Apparel)*	372,932
790	Georg Fischer AG (Registered) (Capital Goods)*	429,902
12,904	Huber & Suhner AG (Registered) (Capital Goods)	623,317
3,082	Inficon Holding AG (Registered) (Technology Hardware & Equipment)	510,658
335	Phoenix Mecano AG (Technology Hardware & Equipment)	173,117
6,453	PSP Swiss Property AG (Registered) (Real Estate)*	399,527
15	Raetia Energie AG (Utilities)	6,596
403	Rieter Holding AG (Registered) (Automobiles & Components)	149,674
399	Sika AG (Materials)	688,411
2,249	Swiss Prime Site AG (Registered) (Real Estate)*	140,411
6,275	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	408,786

		8,005,815

United Kingdom – 17.8%
2,034	Aero Inventory PLC (Capital Goods)	23,218
88,354	Amlin PLC (Insurance)	480,919
85,936	Anite PLC (Software & Services)	66,046
45,867	Axon Group PLC (Software & Services)	407,998
287,679	Beazley Group PLC (Insurance)	829,746
3,157	Brit Insurance Holdings PLC (Insurance)	15,246
37,860	Britvic PLC (Food, Beverage & Tobacco)	248,782
138,853	Brixton PLC (REIT) (Real Estate)	817,944
10,361	Cape PLC (Commercial Services & Supplies)*	47,944
119,384	Charlemagne Capital Ltd. (Diversified Financials)	108,597
2,699	Charter PLC (Capital Goods)	47,884
178,720	Chaucer Holdings PLC (Insurance)	317,244
439,151	Collins Stewart PLC (Diversified Financials)	1,056,423
81,397	Computacenter PLC (Software & Services)	309,547
153,665	Cookson Group PLC (Capital Goods)	2,154,532
32,788	Dairy Crest Group PLC (Food, Beverage & Tobacco)	262,252
11,347	Davis Service Group PLC (Commercial Services & Supplies)	106,698
47,736	De La Rue PLC (Commercial Services & Supplies)	807,322
63,915	Delta PLC (Materials)	158,069
691,681	Dimension Data Holdings PLC (Software & Services)	646,731

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
April 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

United Kingdom – (continued)
34,247	Domino’s Pizza UK & IRL PLC (Consumer Services)	$154,231
12,104	Drax Group PLC (Utilities)	143,846
567,543	DS Smith PLC (Materials)	1,461,029
117,094	Elementis PLC (Materials)	178,537
7,489	Fenner PLC (Capital Goods)	37,164
90,797	Filtrona PLC (Materials)	271,718
41,240	Future PLC (Media)	23,369
3,498	Gem Diamonds Ltd. (Materials)*	74,281
45,311	Greene King PLC (Consumer Services)	461,678
13,927	Greggs PLC (Food, Beverage & Tobacco)	1,270,666
22,471	Halfords Group PLC (Retailing)	125,192
280,465	Henderson Group PLC (Diversified Financials)	675,077
89,574	Highway Insurance Holdings PLC (Insurance)	106,934
8,298	Holidaybreak PLC (Consumer Services)	81,550
39,271	HSBC Infrastructure Co. Ltd. (Diversified Financials)	97,075
7,361	IG Group Holdings PLC (Diversified Financials)	52,607
50,672	JKX Oil & Gas PLC (Energy)	483,534
230,926	Kcom Group PLC (Telecommunication Services)	218,935
21,986	Keller Group PLC (Capital Goods)	294,154
22,056	Kofax PLC (Software & Services)	96,291
37,613	Laird Group PLC (Technology Hardware & Equipment)	370,952
6,629	Luminar Group Holdings PLC (Consumer Services)	42,117
19,337	Melrose PLC (Capital Goods)	63,562
16,649	Micro Focus International PLC (Software & Services)	76,899
65,135	Morgan Sindall PLC (Capital Goods)	1,300,971
24,348	Morse PLC (Software & Services)	27,107
8,613	Nestor Healthcare Group PLC (Health Care Equipment & Services)	8,134
180,705	Northumbrian Water Group PLC (Utilities)	1,167,328
4,698	PayPoint PLC (Commercial Services & Supplies)	50,609
209,584	Petrofac Ltd. (Energy)	2,442,063
1,639,359	Regus Group PLC (Commercial Services & Supplies)	2,988,970
140,944	Rightmove PLC (Media)	1,165,383
57,445	Robert Walters PLC (Commercial Services & Supplies)	189,548
14,243	Robert Wiseman Dairies PLC (Food, Beverage & Tobacco)	141,879
12,529	RPC Group PLC (Materials)	49,352
48,207	Spirent Communications PLC (Technology Hardware & Equipment)*	67,189
90,965	SSL International PLC (Health Care Equipment & Services)	827,370
25,057	St. Ives Group PLC (Media)	117,441
160,312	Taylor Nelson Sofres PLC (Media)	641,478
66,530	The Weir Group PLC (Capital Goods)	1,093,886
20,921	Trinity Mirror PLC (Media)	112,147
186,857	UK Coal PLC (Energy)*	1,685,531
7,969	VT Group PLC (Capital Goods)	106,767
41,464	WH Smith PLC (Retailing)	350,421

		30,308,114

TOTAL COMMON STOCKS
(Cost $178,145,352)		$163,401,006

		Expiration
Units	Description	Month	Value
Rights* – 0.0%

Sweden – 0.0%
28,100	JM AB (Consumer Durables & Apparel)(a)	06/08	$52,802
(Cost $0)
Warrants* – 0.0%

France – 0.0%
13,992	Carbone Lorraine (Capital Goods)	11/12	$—
(Cost $0)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation – 1.8%

JPMorgan Chase Euro — Time Deposit
$3,012,127	2.145%	05/01/08	$3,012,127
(Cost $3,012,127)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $181,157,479)			$166,465,935

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

	Interest
Shares	Rate	Value
Securities Lending Collateral – 7.4%

Boston Global Investment Trust — Enhanced Portfolio(b)
12,580,925	2.642%	$12,580,925
(Cost $12,580,925)

TOTAL INVESTMENTS – 105.0%
(Cost $193,738,404)		$179,046,860

LIABILITIES IN EXCESS OF OTHER ASSETS – (5.0)%		(8,548,304)

NET ASSETS – 100.0%		$170,498,556

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2008.

Investment Abbreviations:
CVA	—	Dutch Certification
REIT	—	Real Estate Investment Trust
RNC	—	Risparmio Non-Convertible Saving Shares
SDR	—	Swedish Depositary Receipt

As a % of
Net Assets
Investments Industry Classifications†

Automobiles & Components	1.8%
Banks	2.8
Capital Goods	16.1
Commercial Services & Supplies	3.6
Consumer Durables & Apparel	2.1
Consumer Services	2.0
Diversified Financials	4.5
Energy	7.4
Food & Staples Retailing	0.8
Food, Beverage & Tobacco	5.1
Health Care Equipment & Services	2.9
Household & Personal Products	0.8
Insurance	3.8
Materials	9.7
Media	3.0
Pharmaceuticals, Biotechnology & Life Sciences	2.6
Real Estate	8.5
Retailing	3.4
Semiconductors & Semiconductor Equipment	1.1
Short-term Investments#	9.2
Software & Services	3.5
Technology Hardware & Equipment	4.0
Telecommunication Services	0.3
Transportation	2.6
Utilities	3.4

TOTAL INVESTMENTS	105.0%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

#	Short-term investments include short-term obligation and securities lending collateral.
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At April 30, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Gain

Dow Jones EURO STOXX 50	33	June 2008	$1,937,963	$32,477
FTSE 100 Index	11	June 2008	1,333,493	7,021
HKFE Hang Seng Index	1	May 2008	165,113	1,190
SPI 200 Index	4	June 2008	528,454	562
TOPIX Index	10	June 2008	1,301,149	26,792

TOTAL			$5,266,172	$68,042

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Statements of Assets and Liabilities
April 30, 2008 (Unaudited)

	Structured	Structured
	Emerging Markets	International
	Equity Fund	Small Cap Fund

Assets:

Investment in securities, at fair value (identified cost $122,243,576 and $181,157,479, respectively)(a)	$122,393,937	$166,465,935
Securities lending collateral, at value which equals cost	108,100	12,580,925
Cash	23,965	1,643
Foreign currencies, at value (identified cost $521,908 and $1,822,234, respectively)	528,299	1,826,427
Receivables:
Investment securities sold, at value	1,820,602	553,286
Fund shares sold	1,661,581	799,083
Due from Custodian	577,244	—
Dividends and interest, at value	176,701	1,064,261
Reimbursement from investment adviser	59,144	79,868
Securities lending income	504	48,005
Due from broker — variation margin, at value(b)	—	237,878
Foreign tax reclaims, at value	—	29,739
Swap contracts, at value	1,115,041	—
Deferred offering costs	39,573	39,936
Other assets	811	1,384

Total assets	128,505,502	183,728,370

Liabilities:

Payables:
Investment securities purchased, at value	2,573,417	—
Payable upon return of securities loaned	108,100	12,580,925
Amounts owed to affiliates	102,053	152,688
Foreign capital gains taxes	78,396	—
Fund shares repurchased	318	33,584
Due to Custodian	—	259,905
Accrued expenses and other liabilities	197,211	202,712

Total liabilities	3,059,495	13,229,814

Net Assets:

Paid-in capital	130,174,621	191,515,841
Accumulated undistributed net investment income	430,016	1,371,235
Accumulated net realized loss from investment, futures, swap contract and foreign currency related transactions	(6,402,557)	(7,754,693)
Net unrealized gain (loss) on investments, futures, swap contract and translation of assets and liabilities denominated in foreign currencies	1,243,927	(14,633,827)

NET ASSETS	$125,446,007	$170,498,556

Net Assets:
Class A	$488,656	$36,486,492
Class C	92,558	8,877
Institutional	124,864,793	134,003,187

Total Net Assets	$125,446,007	$170,498,556

Shares Outstanding, $0.001 par value (unlimited number of shares authorized):
Class A	51,688	4,109,688
Class C	9,832	1,002
Institutional	13,182,998	15,060,835

Net asset value, offering and redemption price per share:(c)
Class A	$9.45	$8.88
Class C	9.41	8.86
Institutional	9.47	8.90

(a)	Includes loaned securities having a market value of $109,886 and $12,008,044, for the Structured Emerging Markets Equity and Structured International Small Cap Funds, respectively.

(b)	Includes restricted cash of $234,512 for the Structured International Small Cap Fund, relating to initial margin requirements and collateral on futures transactions.

(c)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of Structured Emerging Markets Equity and Structured International Small Cap Funds is $10.00 and $9.40, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Statements of Operations
For the Six Months Ended April 30, 2008 (Unaudited)

	Structured	Structured
	Emerging Markets	International
	Equity Fund	Small Cap Fund

Investment income:

Dividends(a)	$1,363,408	$2,775,372
Interest (including securities lending income of $5,653 and $150,201, respectively)	99,276	196,066

Total investment income	1,462,684	2,971,438

Expenses:

Management fees	520,316	709,103
Custody and accounting fees	86,860	97,081
Transfer Agent fees(b)	21,114	61,752
Amortization of offering costs	45,296	47,819
Distribution and Service fees(b)	746	47,336
Professional fees	33,152	33,463
Printing fees	25,241	31,065
Registration fees	23,552	24,497
Trustee fees	6,882	6,882
Other	24,014	7,731

Total expenses	787,173	1,066,729

Less — expense reductions	(237,704)	(236,865)

Net expenses	549,469	829,864

NET INVESTMENT INCOME	913,215	2,141,574

Realized and unrealized gain (loss) from investment, futures, swap contract and foreign currency related transactions:

Net realized gain (loss) from:
Investment transactions	(6,197,116)	(7,121,765)
Futures transactions	—	(633,134)
Foreign currency related transactions	(96,346)	71,692
Swap contracts	(39,163)	—
Net change in unrealized gain (loss) on:
Investments (including the effects of an accrual of a foreign capital gains tax liability of $35,619 and $0, respectively)	(7,894,331)	(22,501,823)
Futures transactions	—	11,899
Swap contracts	787,627	—
Translation of assets and liabilities denominated in foreign currencies	28,716	(17,167)

Net realized and unrealized loss from investment, futures, swap contract and foreign currency related transactions:	(13,410,613)	(30,190,298)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,497,398)	$(28,048,724)

(a)	Foreign taxes withheld on dividends were $61,371 and $245,060, for the Structured Emerging Markets Equity and Structured International Small Cap Funds, respectively.
(b)	Class specific Distribution and Service, and Transfer Agent fees were as follows:

	Distribution and Service Fees		Transfer Agent Fees

Fund	Class A	Class C	Class A	Class C	Institutional

Structured Emerging Markets Equity	$423	$323	$320	$61	$20,733
Structured International Small Cap	47,292	44	35,943	8	25,801
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Statements of Changes in Net Assets

	Structured		Structured
	Emerging Markets		International
	Equity Fund		Small Cap Fund

	For the		For the		For the
	Six Months Ended	For the	Six Months Ended		Period Ended
	April 30, 2008	Period Ended	April 30, 2008		October 31,
	(Unaudited)	October 31, 2007(a)	(Unaudited)		2007(b)

From operations:

Net investment income (loss)	$913,215	$32,772	$2,141,574		$(753)
Net realized gain (loss) from investment, futures, swap contract and foreign currency related transactions	(6,332,625)	419,131	(7,683,207)		(280,435)
Net change in unrealized gain (loss) on investments, futures, swap contract and translation of assets and liabilities denominated in foreign currencies	(7,077,988)	8,321,915	(22,507,091)		7,873,264

Net increase (decrease) in net assets resulting from operations	(12,497,398)	8,773,818	(28,048,724)		7,592,076

Distributions to shareholders:

From net investment income
Class A Shares	(757)	—	(106,200)		—
Class C Shares	(254)	—	(5)		—
Institutional Shares	(524,634)	—	(458,965)		—
From net realized gains
Class A Shares	(803)	—	—		—
Class C Shares	(306)	—	—		—
Institutional Shares	(478,372)	—	—		—

Total distributions to shareholders	(1,005,126)	—	(565,170)		—

From share transactions:

Net proceeds from sales of shares	41,751,505	88,696,332	27,159,864		180,185,590
Reinvestment of dividends and distributions	1,004,793	—	565,125		—
Cost of shares repurchased	(1,277,917)	—	(16,012,556	) (c)	(377,649)

Net increase in net assets resulting from share transactions	41,478,381	88,696,332	11,712,433		179,807,941

TOTAL INCREASE (DECREASE)	27,975,857	97,470,150	(16,901,461)		187,400,017

Net assets:

Beginning of period	97,470,150	—	187,400,017		—

End of period	$125,446,007	$97,470,150	$170,498,556		$187,400,017

Accumulated undistributed net investment income (loss)	$430,016	$42,446	$1,371,235		$(205,169)

(a)	Commenced operations on October 5, 2007.
(b)	Commenced operations on September 28, 2007.
(c)	Net of $481 redemption fees remitted to the Structured International Small Cap Fund.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Notes to Financial Statements
April 30, 2008 (Unaudited)
1. ORGANIZATION
The Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs Structured Emerging Markets Equity Fund (“Structured Emerging Markets Equity”) and the Goldman Sachs Structured International Small Cap Fund (“Structured International Small Cap”) (collectively, the “Funds” or individually a “Fund”). Each Fund is a diversified portfolio of the Trust offering three classes of Shares — Class A, Class C and Institutional. Class A Shares of the Funds are sold with a front-end sales charge of up to 5.50%. Class C Shares of the Funds are sold with a contingent deferred sales charge of 1.00% during the first 12 months. Institutional Shares of the Funds are not subject to a sales charge. Goldman Sachs & Co. (“Goldman Sachs”) serves as distributor of the Funds and receives such sales charges of which a certain portion may be retained. All share classes of the Funds charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. Goldman Sachs Asset Management, L.P., (“GSAM”), an affiliate of Goldman Sachs, serves as investment adviser pursuant to a Management Agreement (the “Agreement”) with the Trust on behalf of the Funds.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures these securities might also be fair valued by the adviser by taking into consideration market or security specific information, as discussed below.
     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services or broker/dealer-supplied valuations. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by GSAM are valued at fair value using methods approved by the Trust’s Board of Trustees.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Notes to Financial Statements (continued)
April 30, 2008 (Unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.
     In addition, GSAM, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market disruptions or market closings; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements on earnings; significant litigation and regulatory news such as governmental approvals.
B. Security Transactions and Investment Income — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. In addition, it is the Funds’ policy to accrue for estimated capital gains taxes on foreign securities held by the Funds, which are subject to such taxes.
     Net investment income (other than class specific expenses) and unrealized and realized gains or losses of the Funds are allocated daily, to each class of shares of the respective Fund, based upon the relative proportion of net assets of each class.
     Securities sold within a total return swap are reflected as of trade date. Realized gains and losses are calculated using the financing amount which approximates identified cost and are realized on reset date.
C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line and/or “pro-rata” basis depending upon the nature of the expense. Class A and Class C shareholders of the Funds bear all expenses and fees relating to their respective Distribution and Service Plans. Each class of shares separately bears its respective class-specific Transfer Agency fees.
D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually. Net capital losses, if any, are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gain distributions.
     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules, which may differ from generally accepted accounting principles. Therefore, the source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gains, or as a tax return of capital.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
     The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), on April 30, 2008. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. GSAM has reviewed the tax positions for the open tax year ended October 31, 2007 and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.
E. Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.
     Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of interest, dividends and foreign withholding taxes recorded and the amounts actually received. The effects of changes in foreign currency exchange rates on securities and derivative instruments are not segregated in the Statements of Operations from the effects of changes in market prices of those securities and derivative instruments, but are included with the net realized and unrealized gain (loss) on securities and derivative instruments. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
F. Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statements of Operations.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.
G. Offering Costs — Offering costs paid in connection with the offering of shares of the Funds are amortized on a straight-line basis over 12 months from the date of the commencement of operations.
H. Redemption Fees — Redemption fees are reimbursed to the Funds and reflected as a reduction in share redemptions on the Statements of Changes in Net Assets. Redemption fees are credited to Paid-in capital and are allocated to each share class of the Funds on a pro-rata basis. The Funds use a first-in first-out method so that shares held longest will be treated as being redeemed first and shares held shortest will be treated as being redeemed last.
I. Total Return Swap Transactions — The use of total return swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. The Structured Emerging Markets Equity Fund’s transactions in total return swaps may be significant. These transactions can result in substantial realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in equity securities.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Notes to Financial Statements (continued)
April 30, 2008 (Unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
     Transactions in total return swaps can involve greater risks than if the Fund had invested in securities directly since, in addition to general market risks, swaps are leveraged and are also subject to illiquidity risk, counterparty risk, credit risk and pricing risk. Because they may have terms of greater than seven days, swap transactions may be considered to be illiquid. Moreover, the Fund will bear the risk of loss of the amount expected to be received under a total return swap in the event of the default by, or bankruptcy of a swap counterparty. Total return swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.
     The prices of total return swaps can be volatile, and a variance in the degree of volatility or in the direction of securities prices from GSAM’s expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between an equity swap and a security’s position may be impossible to achieve. As a result, GSAM’s use of equity swaps may not be effective in fulfilling the adviser’s investment strategies and may contribute to losses that would not have incurred otherwise.
     Total return swaps are valued based on the market value of the underlying positions in the swap, valued daily at the last sale price or official closing price on the principal exchange or system on which they are traded. The total market value of the underlying securities plus financing fees, the value of corporate actions, and dividend accruals and undistributed gains comprises the total market value of the total return swap position. Total return swaps are reset monthly with change in market value reflected as realized gain or loss.
J. Segregation Transactions — The Funds may enter into certain derivative or other transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, swap contracts, written options, when issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets, with a current value equal to or greater than the market value of the corresponding transactions.
     As investment companies registered with the SEC, the Funds must segregate liquid assets to “cover” open positions with respect to certain kinds of derivative instruments. In the case of swaps that do not settle for cash, for example, the Funds must set aside liquid assets equal to the full notional value of the swaps while the positions are open. With respect to swaps that do settle for cash, however, the Funds are permitted to set aside liquid assets in an amount equal to the Funds’ daily marked-to-market net obligations (i.e., the Funds’ daily net liability) under the swaps, if any, rather than their full notional value.
3. AGREEMENTS
A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”) computed daily and payable monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS

3. AGREEMENTS (continued)
     For the six months ended April 30, 2008, GSAM’s Contractual Management fees are listed below along with the effective rate for the period:

	Contractual Management Rate

	First	Over $2	Effective
Fund	$2 billion	billion	Rate

Structured Emerging Markets Equity	1.00%	0.90%	1.00%

Structured International Small Cap	0.85	0.77	0.85

B. Distribution Agreement and Service Plan — The Trust, on behalf of each Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee for distribution services which may not exceed, on an annual basis, 0.25% and 0.75% of the average daily net assets attributable to Class A and Class C Shares, respectively. Additionally, Goldman Sachs and/or authorized dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the average daily net assets attributable to Class C Shares. With respect to Class A Shares, the distributor at its discretion may use compensation for distribution services paid under the Plans to compensate Service organizations for personal and account maintenance services and expenses so long as such total compensation under the Plans does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.
     Goldman Sachs serves as Distributor of the shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of the Class A sales load and Class C contingent deferred sales charges. During the six months ended April 30, 2008, Goldman Sachs advised the Funds that it retained the following approximate amounts:

		Contingent Deferred
	Sales Load	Sales Charge
Fund	Class A	Class C

Structured Emerging Markets Equity	$1,000	$—

Structured International Small Cap	300	—

C. Transfer Agency Agreement — Goldman Sachs also serves as the Transfer Agent of the Funds for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A and Class C Shares and 0.04% of average daily net assets for Institutional Shares.
D. Other Agreements — GSAM has voluntarily agreed to limit certain “Other Expenses” of the Funds (excluding Management fees, Distribution and Service fees, Transfer Agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.014% of the average daily net assets of each Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
     For the six months ended April 30, 2008, GSAM has voluntarily agreed to reimburse certain other expenses. These expense reductions were approximately $238,000 and $237,000 for the Structured Emerging Markets Equity and Structured International Small Cap Funds, respectively.
     As of April 30, 2008, the amounts owed to affiliates of the Trust were as follows (in thousands):

	Management	Distribution and	Transfer
Fund	Fees	Service Fees	Agent Fees	Total

Structured Emerging Markets Equity	$98	$— *	$4	$102

Structured International Small Cap	117	8	28	153

* Amount less than $500.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Notes to Financial Statements (continued)
April 30, 2008 (Unaudited)
4. PORTFOLIO SECURITIES TRANSACTIONS
The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2008, were as follows:

Fund	Purchases	Sales and Maturities

Structured Emerging Markets Equity	$113,725,498	$77,178,177

Structured International Small Cap	61,065,217	50,646,805

     For the six months ended April 30, 2008, Goldman Sachs earned approximately $400 of brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant on behalf of the Structured International Small Cap Fund. Goldman Sachs did not earn any brokerage commissions with respect to the Structured Emerging Markets Equity Fund.
5. SECURITIES LENDING
Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), formerly Boston Global Advisers — a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in money market instruments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the 1940 Act. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.
     Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities. The amounts earned by the Funds for the six months ended April 30, 2008 are reported parenthetically under Investment Income on the Statements of Operations.
     The table below details securities lending activity as of, and for the six months ended April 30, 2008:

Earnings
Received by the
	Earnings of GSAL	Funds From	Amount Payable
	Relating to	Lending to	to Goldman Sachs
	Securities Loaned	Goldman Sachs	Upon Return of
	for the Six Months	for the Six	Securities Loaned
	Ended	Months Ended	as of
Fund	April 30, 2008	April 30, 2008	April 30, 2008

Structured Emerging Markets Equity	$628	$—	$—

Structured International Small Cap	16,849	34,382	2,263,521

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS

6. TAX INFORMATION
As of the Funds’ most recent fiscal year end, October 31, 2007, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Structured	Structured
	Emerging	International
	Markets Equity	Small Cap

Capital loss carryforward — Expiring October 31, 2015	$—	$(52,756)

Timing differences (unrealized swap gains)	(322,728)	—

     At April 30, 2008, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Structured Emerging	Structured International
	Markets Equity	Small Cap

Tax Cost	$122,403,094	$194,091,458

Gross unrealized gain	7,634,298	7,026,790
Gross unrealized loss	(7,535,355)	(22,071,388)

Net unrealized security gain (loss)	$98,943	$(15,044,598)

     The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and differences related to the tax treatment of passive foreign investment company and partnership investments as of the most recent fiscal year end.
7. OTHER MATTERS
Fund’s Concentration — As of April 30, 2008 the following Goldman Sachs Fund of Funds were beneficial owners of the Funds with amounts of 5% or greater (as a percentage of total outstanding shares):

		Goldman Sachs	Goldman Sachs	Goldman Sachs
	Goldman Sachs	Equity Growth	Growth	Growth & Income
	Balanced Strategy	Strategy	Strategy	Strategy
Fund	Portfolio	Portfolio	Portfolio	Portfolio

Structured Emerging Markets Equity	—%	13%	34%	47%

Structured International Small Cap	8	15	25	29

Indemnifications — Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds believe the risk of loss under these arrangements to be minimal.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Notes to Financial Statements (continued)
April 30, 2008 (Unaudited)
7. OTHER MATTERS (continued)
New Accounting Pronouncement — On September 15, 2006, the FASB released Statement Financial Accounting Standard No. 157, “Fair Value Measurements” (“FAS 157”), which provides enhanced guidance for using fair value to measure assets and liabilities. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. FAS 157 does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. GSAM does not believe the adoption of FAS 157 will impact the amounts reported in the Funds’ financial statements; however, additional disclosures will be required.
     In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statement disclosures.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS

8. SUBSEQUENT EVENT
Effective May, 2008 the Funds participate in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAMI and GSAM. The facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Notes to Financial Statements (continued)
April 30, 2008 (Unaudited)
9. SUMMARY OF SHARE TRANSACTIONS
Share activity is as follows:

	Structured Emerging Markets Equity

	For the Six Months Ended		For the Period Ended
	April 30, 2008 (Unaudited)		October 31, 2007(a)

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	42,935	$379,003	14,245	$144,867
Reinvestment of dividends and distributions	125	1,277	—	—
Shares redeemed	(5,617)	(52,573)	—	—

	37,443	327,707	14,245	144,867

Class C Shares
Shares sold	8,776	79,483	1,001	10,010
Reinvestment of dividends and distributions	55	560	—	—

	8,831	80,043	1,001	10,010

Institutional Shares
Shares sold	4,409,436	41,293,019	8,815,433	88,541,455
Reinvestment of dividends and distributions	97,754	1,002,956	—	—
Shares redeemed	(139,625)	(1,225,344)	—	—

	4,367,565	41,070,631	8,815,433	88,541,455

NET INCREASE	4,413,839	$41,478,381	8,830,679	$88,696,332

(a)	Fund commenced operations on October 5, 2007.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS

9. SUMMARY OF SHARE TRANSACTIONS (continued)
Share activity is as follows:

	Structured International Small Cap

	For the Six Months Ended		For the Period Ended
	April 30, 2008 (Unaudited)		October 31, 2007(b)

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	822,323	$7,171,749	4,187,411	$42,582,804
Reinvestment of dividends and distributions	11,061	106,187	—	—
Shares redeemed	(888,997)	(7,699,125)	(22,110)	(225,542)

	(55,613)	(421,189)	4,165,301	42,357,262

Class C Shares
Shares sold	—	—	1,001	10,010
Reinvestment of dividends and distributions	1	5	—	—

	1	5	1,001	10,010

Institutional Shares
Shares sold	2,228,077	19,988,115	13,752,217	137,592,776
Reinvestment of dividends and distributions	47,756	458,933	—	—
Shares redeemed	(952,284)	(8,313,431)	(14,931)	(152,107)

	1,323,549	12,133,617	13,737,286	137,440,669

NET INCREASE	1,267,937	$11,712,433	17,903,588	$179,807,941

(b)	Fund commenced operations on September 28, 2007.

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout each Period

		Income (loss) from			Distributions
		investment operations			to shareholders

	Net asset
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)

2008 - A	$11.04	$0.06	$(1.55)	$(1.49)	$(0.05)	$(0.05)	$(0.10)
2008 - C	11.03	0.03	(1.56)	(1.53)	(0.04)	(0.05)	(0.09)
2008 - Institutional	11.04	0.08	(1.55)	(1.47)	(0.05)	(0.05)	(0.10)
FOR THE PERIOD ENDED OCTOBER 31,

2007 - A(c)	10.00	0.01	1.03	1.04	—	—	—
2007 - C(c)	10.00	— (d)	1.03	1.03	—	—	—
2007 - Institutional(c)	10.00	— (d)	1.04	1.04	—	—	—

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Commenced operations on October 5, 2007.
(d)	Amount is less than $0.005 per share.
(e)	Annualized.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND

					Ratios assuming no
					expense reductions

				Ratio of		Ratio of
		Net assets,	Ratio of	net investment	Ratio of	net investment
Net asset		end of	net expenses	income (loss)	total expenses	income (loss)	Portfolio
value, end	Total	period	to average	to average	to average	to average	turnover
of period	return(b)	(in 000s)	net assets(e)	net assets(e)	net assets(e)	net assets(e)	rate

$9.45	(13.52)%	$489	1.45%	1.39%	1.88%	0.96%	77%
9.41	(13.86)	93	2.20	0.71	2.63	0.28	77
9.47	(13.37)	124,865	1.05	1.76	1.48	1.33	77

11.04	10.40	157	1.45	0.77	2.79	(0.57)	16
11.03	10.30	11	2.20	(0.60)	3.54	(1.94)	16
11.04	10.40	97,302	1.05	0.58	2.39	(0.76)	16

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout each Period

		Income (loss) from
		investment operations
					Distributions
	Net asset	Net			to shareholders
	value,	investment	Net realized	Total from	from net
	beginning	income	and unrealized	investment	investment
Year - Share Class	of period	(loss)(a)	gain (loss)	operations	income

FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)

2008 - A	$10.46	$0.10	$(1.65)	$(1.55)	$(0.03)
2008 - C	10.46	0.06	(1.66)	(1.60)	— (d)
2008 - Institutional	10.47	0.12	(1.66)	(1.54)	(0.03)
FOR THE PERIOD ENDED OCTOBER 31,

2007 - A(c)	10.00	(0.01)	0.47	0.46	—
2007 - C(c)	10.00	(0.01)	0.47	0.46	—
2007 - Institutional(c)	10.00	— (d)	0.47	0.47	—

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Commenced operations on September 28, 2007.
(d)	Amount is less than $0.005 per share.
(e)	Annualized.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

					Ratios assuming no
					expense reductions

				Ratio of		Ratio of
		Net assets,	Ratio of	net investment	Ratio of	net investment
Net asset		end of	net expenses	income (loss)	total expenses	income (loss)	Portfolio
value, end	Total	period	to average	to average	to average	to average	turnover
of period	return(b)	(in 000s)	net assets(e)	net assets(e)	net assets(e)	net assets(e)	rate

$8.88	(14.88)%	$36,486	1.30%	2.21%	1.59%	1.92%	30%
8.86	(15.25)	9	2.05	1.48	2.34	1.19	30
8.90	(14.70)	134,003	0.90	2.67	1.19	2.38	30

10.46	4.60	43,572	1.30	(0.58)	1.90	(1.18)	4
10.46	4.60	10	2.05	(1.06)	2.65	(1.66)	4
10.47	4.70	143,817	0.90	0.09	1.50	(0.51)	4

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
 Fund Expenses (Unaudited) — Six Month Period Ended April 30, 2008

As a shareholder of Class A, Class C, or Institutional Shares of the Funds you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (with respect to Class A Shares), contingent deferred sales charges (loads) on redemptions (with respect to Class C Shares), and redemption fees (with respect to Class A, Class C and Institutional Shares, if any); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A and Class C Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C and Institutional Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 through April 30, 2008.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Structured Emerging Markets Equity Fund				Structured International Small Cap Fund

				Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account Value	Account Value		Six months ended	Account Value	Account Value		Six months ended
Share Class	11/1/07	4/30/08		4/30/08*	11/1/07	4/30/08		4/30/08*

Class A
Actual	$1,000	$864.80		$6.72	$1,000	$851.20		$5.98
Hypothetical 5% return	1,000	1,017.65	+	7.27	1,000	1,018.40	+	6.52

Class C
Actual	1,000	861.40		10.14	1,000	847.50		9.37
Hypothetical 5% return	1,000	1,013.97	+	10.97	1,000	1,014.72	+	10.22

Institutional
Actual	1,000	866.30		4.87	1,000	853.00		4.15
Hypothetical 5% return	1,000	1,019.64	+	5.27	1,000	1,020.39	+	4.52

*	Expenses for each share class are calculated using the Funds’ annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2008. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. Expense ratios for the most recent fiscal half year may differ from expense ratios based on one-year data in the financial highlights. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional

Structured Emerging Markets Equity	1.45%	2.20%	1.05%
Structured International Small Cap	1.30%	2.05%	0.90%

+	Hypothetical expenses are based on the Funds’ actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE
Goldman Sachs Funds
Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.
Today, The Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $828 billion in assets under management as of March 31, 2008 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.
GOLDMAN SACHS FUNDS
In building a globally diversified portfolio, you can select from more than 80 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.

Money Market[1] Fixed Income
▪  Enhanced Income Fund
▪  Ultra-Short Duration
Government Fund
▪  Short Duration Government Fund
▪  Short Duration Tax-Free Fund
▪  California AMT-Free Municipal Fund[2] ▪  New York AMT-Free Municipal Fund[2] ▪  Municipal Income Fund
▪  Government Income Fund
▪  Inflation Protected Securities Fund
▪  U.S. Mortgages Fund
▪  Core Fixed Income Fund
▪  Core Plus Fixed Income Fund
▪  Investment Grade Credit Fund
▪  Global Income Fund
▪  High Yield Municipal Fund
▪  High Yield Fund
▪  Emerging Markets Debt Fund
▪ Local Emerging Markets Debt Fund	Domestic Equity
▪  Balanced Fund
▪  Growth and Income Fund
▪  Structured Large Cap Value Fund
▪  Large Cap Value Fund
▪  Structured U.S. Equity Fund
▪  Structured U.S. Equity Flex Fund
▪  Structured Large Cap Growth Fund
▪  Capital Growth Fund
▪  Strategic Growth Fund
▪  All Cap Growth Fund
▪  Concentrated Growth Fund
▪  Mid Cap Value Fund
▪  Growth Opportunities Fund
▪  Small/Mid Cap Growth Fund
▪  Structured Small Cap Equity Fund
▪  Structured Small Cap Value Fund
▪  Structured Small Cap Growth Fund
▪  Small Cap Value Fund

Fund of Funds[3] ▪  Asset Allocation Portfolios
▪  Income Strategies Portfolio
▪  Satellite Strategies Portfolio

Retirement Strategies[3]	International Equity
▪  Structured International Equity Fund
▪  Structured International Equity
Flex Fund
▪  Strategic International Equity Fund
▪  Concentrated International Equity Fund
▪  Japanese Equity Fund
▪  Structured International Small Cap Fund
▪  International Small Cap Fund
▪  Asia Equity Fund
▪  Structured Emerging Markets
Equity Fund
▪  Emerging Markets Equity Fund
▪  Concentrated Emerging Markets Equity Fund
▪  BRIC Fund (Brazil, Russia, India, China)

Specialty[3] ▪  U.S. Equity Dividend and Premium Fund
▪  International Equity Dividend and Premium Fund
▪  Structured Tax-Managed Equity Fund
▪  Structured International Tax-Managed Equity Fund
▪  Real Estate Securities Fund
▪  International Real Estate Securities Fund
▪  Tollkeeper FundSM
▪  Commodity Strategy Fund
▪ Absolute Return Tracker Fund

[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[2]	Effective June 1, 2007, the California Intermediate AMT-Free Municipal Fund was renamed the California AMT-Free Municipal Fund and the New York Intermediate AMT-Free Municipal Fund was renamed the New York AMT-Free Municipal Fund.

[3]	Individual Funds within the Fund of Funds, Retirement Strategies and Specialty categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Fund of Funds, Retirement Strategies or Specialty category.
The Goldman Sachs Tollkeeper FundSM is a registered service mark of Goldman, Sachs & Co.

TRUSTEES Ashok N. Bakhru, Chairman John P. Coblentz, Jr. Diana M. Daniels Patrick T. Harker James A. McNamara Jessica Palmer Alan A. Shuch Richard P. Strubel	OFFICERS James A. McNamara, President John M. Perlowski, Senior Vice President and Treasurer Peter V. Bonanno, Secretary
GOLDMAN, SACHS & CO Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser
Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.
Goldman Sachs Asset Management, L.P. 32 Old Slip, 32nd Floor, New York, New York 10005
The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission Web site at http://www.sec.gov.
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Forms N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).
Holdings and allocations shown are unaudited, and may not be representative of current or future investments. Holdings and allocations may not include the Funds’ entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.
The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
The economic and market forecasts presented herein have been generated by GSAM for informational purposes as of the date of this presentation. They are based on proprietary models and there can be no assurance that the forecasts will be achieved.
This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Fund’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Funds.
Copyright 2008 Goldman, Sachs & Co. All rights reserved. 08-9361.MF STEQINTLSAR / 16.6K/06-08

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the Semi-Annual Report to Stockholders filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)		Goldman Sachs Trust's Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant's Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	July 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	July 7, 2008

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	July 7, 2008